Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Accrued interest payable	$ 4.9
Non-trade payables	$ 41.9	$ 26.3